OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL ASSETS AND LIABILITIES	OTHER FINANCIAL ASSETS AND LIABILITIES

	As of December 31,
	2025	2024
Other financial assets
Current
Foreign exchange forward contracts	4,397	901
Convertible notes	1,829	2,154
Equity forward contract	—	45
TOTAL	6,226	3,100

Non-current
Equity instruments	24,452	32,955
Convertible notes	5,478	8,404
Equity forward contract	—	44
TOTAL	29,930	41,403

Other financial liabilities
Current
Put option on minority interest of GUT	56,115	26,877
Other financial liabilities related to business combinations (note 26) (1)	55,555	42,116
Share Repurchase Program (note 30.3)	50,000	—
Dividends payable to non-controlling interests	3,254	—
Equity forward contract	2,781	710
Foreign exchange forward contracts	1,460	7,348
Others	440	925
TOTAL	169,605	77,976

Non-current
Other financial liabilities related to business combinations (note 26) (1)	87,857	120,724
Put option on minority interest of GUT	2,512	46,741
Interest rate SWAP	130	—
Equity forward contract	—	698
TOTAL	90,499	168,163
(1) As part of certain business acquisitions, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 20,777 and 18,032, as of December 31, 2025 and 2024, respectively. The consideration for these acquisitions includes 188,729 and 112,597 as of December 31, 2025 and 2024, respectively which is subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.
18.1 Equity Instruments

The following table shows the outstanding balance of equity instruments acquired by the Group for the years ended at December 31, 2025 and 2024:

			Fair value as of
Equity instrument	Acquisition date	% Equity interest acquired	2025	2024
Singularity	July 8, 2019	2.86%	2,338	2,338
Digital House	December 31, 2020	17.20%	4,531	22,761
Elsa	January 15, 2021	4.32%	2,010	4,016
V.U.	April 23, 2021	3.14%	1,970	2,598
Queiban	September 12, 2022	3.77%	424	424
9Z (1)	May 3, 2024	20.00%	318	318
Connectly Inc.	October 18, 2024	0.56%	239	500
Fortune	January 15, 2025	13.50%	2,978	—
Inorbit	August 22, 2025	10.00%	3,250	—
Aita	September 23, 2025	1.30%	2,900	—
Founders Brands Limited (1)	October 6, 2025	30.00%	3,494	—
TOTAL (2)			24,452	32,955
(1) The Company has no significant influence in the governance of 9Z and Founders Brands Limited.
(2) As of December 31, 2025, and 2024 the Company recognized a loss of 13,446 and a gain of 2,369, respectively included in the line item "Net change in fair value on financial assets measured at FVOCI".